Institutional Class Prospectus | Innovator McKinley Income Fund
Innovator McKinley Income Fund
Innovator McKinley Income Fund (the “Fund”)

Supplement to the Fund’s Institutional Class Prospectus and Statement of Additional Information (“SAI”) dated March 30, 2015 (as supplemented)

Effective December 1, 2015 (the “Effective Date”), the Fund will no longer impose a redemption fee on the sale or exchange of its Institutional Class shares.  Accordingly, the “Shareholder Fees” table in the Fund Summary portion of the Prospectus is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Innovator McKinley Income Fund Institutional Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

* * * Please keep this supplement for future reference. This supplement is dated October 30, 2015.